Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2020
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 06, 2020
Document Effective Date	Apr. 06, 2020
Prospectus Date	Mar. 09, 2020